Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,875,000
Total Fee Amount	7,854.44
Total Offset Amount	0.00
Net Fee	$ 7,854.44
Offset Table N/A	N/A